Cover	Jul. 16, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 16, 2025
Entity Registrant Name	OFS Capital Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	814-00813
Entity Tax Identification Number	46-1339639
Entity Address, Address Line One	222 W. Adams Street, Suite 1850
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	847
Local Phone Number	734-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001487918
Amendment Flag	false
Common Stock, $0.01 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	OFS
Security Exchange Name	NASDAQ
4.95% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.95% Notes due 2028
Trading Symbol	OFSSH
Security Exchange Name	NASDAQ